(10) Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Federal Income Taxes	Dec. 31, 2011 Federal Income Taxes	Dec. 31, 2012 State Income Taxes	Dec. 31, 2011 State Income Taxes
Deferred Tax Assets, Gross, Noncurrent		$ 6,440,000	$ 5,784,000	$ 1,398,000	$ 1,225,000
Federal net operating loss carryforwards	17,544,000
State net operating loss carryforwards	$ 13,081,000
Operating Loss Carryforwards, Expiration Dates	2013 through 2033